Inventories (Tables)	9 Months Ended
Sep. 30, 2014
Inventories [Abstract]
Inventories
	December 31, 2013	September 30, 2014
Held for sale:
Marine Fuel Oil	$270,066	$150,888
Marine Gas Oil	27,812	32,330
	297,878	183,218
Held for consumption:
Marine fuel	4,477	3,939
Lubricants	809	648
Stores	20	14
Victuals	113	146
	5,419	4,747
Total	$303,297	$187,965